Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) dth
Fair Value of Financial Instruments [Line Items]
Unrealized loss in AOCI to be reclassified | $	$ (2.0)
Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow
Fair Value of Financial Instruments [Line Items]
Cash flow discounted rate	0.11
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Fair Value of Financial Instruments [Line Items]
Commodity volumes, gas | dth	1,523,127